PREPAID EXPENSES	12 Months Ended
Jun. 27, 2020
Disclosure Prepaid Expenses Abstract
PREPAID EXPENSES

4.	PREPAID EXPENSES

As of June 27, 2020 and June 29, 2019, prepaid expenses consist of the following:

	2020	2019

Prepaid Expenses	$3,962,686	$9,471,692
Prepaid Rent	-	2,077,771
Prepaid Insurance	700,078	2,348,441

Total Prepaid Expenses	$4,662,764	$13,897,904